Commitments - Exploration and Production Licenses Estimated Annual Payments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Estimated annual payments	¥ 500	¥ 800
Between 1 and 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Estimated annual payments	500	800
Between 2 and 3 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Estimated annual payments	500	800
Between 3 and 4 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Estimated annual payments	500	800
Between 4 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Estimated annual payments	¥ 500	¥ 800